Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	AIM FUNDS GROUP (INVESCO FUNDS GROUP)
Entity Central Index Key	0000019034
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 25, 2024
Document Effective Date	Apr. 26, 2024
Prospectus Date	Apr. 26, 2024
Invesco EQV European Small Company Fund | Class A
Prospectus:
Trading Symbol	ESMAX
Invesco EQV European Small Company Fund | Class C
Prospectus:
Trading Symbol	ESMCX
Invesco EQV European Small Company Fund | Class Y
Prospectus:
Trading Symbol	ESMYX
Invesco EQV European Small Company Fund | Class R6
Prospectus:
Trading Symbol	ESMSX
Invesco EQV International Small Company Fund | Class A
Prospectus:
Trading Symbol	IEGAX
Invesco EQV International Small Company Fund | Class C
Prospectus:
Trading Symbol	IEGCX
Invesco EQV International Small Company Fund | CLASS R5
Prospectus:
Trading Symbol	IEGIX
Invesco EQV International Small Company Fund | Class Y
Prospectus:
Trading Symbol	IEGYX
Invesco EQV International Small Company Fund | Class R6
Prospectus:
Trading Symbol	IEGFX
INVESCO Global Core Equity Fund | Class A
Prospectus:
Trading Symbol	AWSAX
INVESCO Global Core Equity Fund | Class C
Prospectus:
Trading Symbol	AWSCX
INVESCO Global Core Equity Fund | CLASS R5
Prospectus:
Trading Symbol	AWSIX
INVESCO Global Core Equity Fund | Class Y
Prospectus:
Trading Symbol	AWSYX
INVESCO Global Core Equity Fund | Class R
Prospectus:
Trading Symbol	AWSRX
INVESCO Global Core Equity Fund | Class R6
Prospectus:
Trading Symbol	AWSSX
INVESCO Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	SMEAX
INVESCO Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	SMECX
INVESCO Small Cap Equity Fund | Class R
Prospectus:
Trading Symbol	SMERX
INVESCO Small Cap Equity Fund | CLASS R5
Prospectus:
Trading Symbol	SMEIX
INVESCO Small Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	SMEYX
INVESCO Small Cap Equity Fund | Class R6
Prospectus:
Trading Symbol	SMEFX